Description of Business, Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) Segment	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Reportable operating segments, number | Segment	2
Cash and cash equivalents	$ 21,154	$ 63,851
Restricted cash	1,700	9,300
Accounts receivable	71,273	65,375
Unamortized imputed interest	2,300	2,000
Interest costs capitalized	1,700	1,100	$ 1,600
Advertising costs	$ 19,000	21,300	23,100
Lease contracts, term	The Company's lease contracts expire on various dates through 2043 and generally provide for renewal options of up to an additional ten years exercisable at our option.
Lease contracts, additional renewal, term	10 years
Defined contribution plan by the company	$ 100	100	$ 100
Minimum | Buildings
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life	28 years
Minimum | Wireless communication systems
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life	2 years
Minimum | Furniture, equipment, vehicles and software
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life	2 years
Maximum | Buildings
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life	50 years
Maximum | Wireless communication systems
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life	20 years
Maximum | Furniture, equipment, vehicles and software
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life	17 years
Restatement Adjustment
Summary Of Significant Accounting Policies [Line Items]
Deferred tax assets, current	$ (6,100)
Deferred tax liabilities, current	$ (8,900)
Nueva Tel
Summary Of Significant Accounting Policies [Line Items]
Equity ownership percentage by parent	71.50%
Third-party limited liability cooperative ownership, percentage	28.50%
Consolidated Subsidiaries
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents	$ 18,700	$ 30,100
2degrees
Summary Of Significant Accounting Policies [Line Items]
Equity ownership percentage by parent	62.90%
Third-party limited liability cooperative ownership, percentage	37.10%
License costs | Minimum
Summary Of Significant Accounting Policies [Line Items]
Estimated Useful Life	7 years	7 years
License costs | Maximum
Summary Of Significant Accounting Policies [Line Items]
Estimated Useful Life	20 years	20 years
Subscriber relationships
Summary Of Significant Accounting Policies [Line Items]
Estimated Useful Life	7 years	7 years
Local Interconnection And Telecom Cooperative
Summary Of Significant Accounting Policies [Line Items]
Accounts receivable	$ 29,600	$ 28,800
Allowance for doubtful accounts	5,100	$ 4,600
Wireless Service
Summary Of Significant Accounting Policies [Line Items]
Increase in revenues	$ 1,700